Leases - Schedule Of Undiscounted Future Minimum Payments (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases.
2024	¥ 4,067	$ 573
2025	1,305	184
2026 and after	165	23
Total undiscounted cashflows	5,537	780
Less: imputed interest	197	28
Present value of lease liabilities	¥ 5,340	$ 752